Promissory Notes (Narrative) (Details) - Three promissory notes to unrelated [Member]	Sep. 02, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Issuance of promissory notes	$ 100,000
Interest rate	(9.00%)
Term period	two years